Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals - Footnotes (Detail) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 1,105	[1]	$ 1,583	[2]	$ 1,157
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	643		863
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 462		$ 720

[1]	Included in Other current liabilities ($643 million) and Other noncurrent liabilities ($462 million).
[2]	Included in Other current liabilities ($863 million) and Other noncurrent liabilities ($720 million).